Risk management - Schedule of on-balance-sheet encumbered assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 1,837,081	€ 1,797,062	€ 1,734,659
Encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	299,831
Encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	168,800
Encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	9,600
Fair value of assets	9,600
Encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	93,800
Fair value of assets	94,300
Encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	27,600
Non-encumbered assets | On-balance-sheet assets | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,537,200
Non-encumbered assets | On-balance-sheet assets | Loans and advances | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	1,181,000
Non-encumbered assets | On-balance-sheet assets | Equity instruments | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	13,900
Fair value of assets
Non-encumbered assets | On-balance-sheet assets | Debt securities | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	189,700
Fair value of assets	190,600
Non-encumbered assets | On-balance-sheet assets | Other | Liquidity risk
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 152,800